SEGMENT INFORMATION	12 Months Ended
Sep. 30, 2011
SEGMENT INFORMATION
SEGMENT INFORMATION

NOTE 15 SEGMENT INFORMATION

We operate principally in the contract drilling industry. Our contract drilling business includes the following reportable operating segments: U.S. Land, Offshore and International Land. The contract drilling operations consist mainly of contracting Company-owned drilling equipment primarily to large oil and gas exploration companies. Our primary international areas of operation include Colombia, Ecuador, Argentina, Tunisia, Bahrain and other South American countries. The International Land operations have similar services, have similar types of customers, operate in a consistent manner and have similar economic and regulatory characteristics. Therefore, we have aggregated our international operations into a single reportable segment. Each reportable segment is a strategic business unit which is managed separately. Other includes non-reportable operating segments. Revenues included in Other consist primarily of rental income. Consolidated revenues and expenses reflect the elimination of all material intercompany transactions.

We evaluate segment performance based on income or loss from operations (segment operating income) before income taxes which includes:

  •
  revenues from external and internal customers
  •
  direct operating costs
  •
  depreciation and
  •
  allocated general and administrative costs

but excludes corporate costs for other depreciation, income from asset sales and other corporate income and expense.

General and administrative costs are allocated to the segments based primarily on specific identification and, to the extent that such identification is not practical, on other methods which we believe to be a reasonable reflection of the utilization of services provided.

Segment operating income for all segments is a non-GAAP financial measure of our performance, as it excludes certain general and administrative expenses, corporate depreciation, income from asset sales and other corporate income and expense. We consider segment operating income to be an important supplemental measure of operating performance for presenting trends in our core businesses. We use this measure to facilitate period-to-period comparisons in operating performance of our reportable segments in the aggregate by eliminating items that affect comparability between periods. We believe that segment operating income is useful to investors because it provides a means to evaluate the operating performance of the segments on an ongoing basis using criteria that are used by our internal decision makers. Additionally, it highlights operating trends and aids analytical comparisons. However, segment operating income has limitations and should not be used as an alternative to operating income or loss, a performance measure determined in accordance with GAAP, as it excludes certain costs that may affect our operating performance in future periods.

Summarized financial information of our reportable segments for continuing operations for each of the years ended September 30, 2011, 2010 and 2009 is shown in the following table:

(in thousands)	External Sales	Inter- Segment	Total Sales	Segment Operating Income (Loss)	Depreciation	Total Assets	Additions to Long-Lived Assets

2011
Contract Drilling
U.S. Land	$2,100,508	$—	$2,100,508	$691,615	$264,127	$3,719,387	$694,249
Offshore	201,417	—	201,417	45,291	14,684	151,656	7,092
International Land	226,849	—	226,849	19,711	28,018	333,142	20,638

	2,528,774	—	2,528,774	756,617	306,829	4,204,185	721,979
Other	15,120	829	15,949	(7,682)	8,639	792,177	8,368

	2,543,894	829	2,544,723	748,935	315,468	4,996,362	730,347
Eliminations	—	(829)	(829)	—	—	—	—

Total	$2,543,894	$—	$2,543,894	$748,935	$315,468	$4,996,362	$730,347

2010
Contract Drilling
U.S. Land	$1,412,495	$—	$1,412,495	$404,278	$211,652	$3,257,382	$305,206
Offshore	202,734	—	202,734	53,069	12,519	132,342	9,982
International Land	247,179	—	247,179	48,271	29,938	411,339	23,865

	1,862,408	—	1,862,408	505,618	254,109	3,801,063	339,053
Other	12,754	814	13,568	(6,765)	8,549	454,037	6,211

	1,875,162	814	1,875,976	498,853	262,658	4,255,100	345,264
Eliminations	—	(814)	(814)	—	—	—	—

Total	$1,875,162	$—	$1,875,162	$498,853	$262,658	$4,255,100	$345,264

2009
Contract Drilling
U.S. Land	$1,441,164	$—	$1,441,164	$573,708	$187,259	$2,955,574	$703,073
Offshore	204,702	—	204,702	55,293	11,872	129,465	17,584
International Land	187,099	—	187,099	18,955	19,278	391,099	94,627

	1,832,965	—	1,832,965	647,956	218,409	3,476,138	815,284
Other	10,775	836	11,611	(7,032)	9,126	532,346	4,514

	1,843,740	836	1,844,576	640,924	227,535	4,008,484	819,798
Eliminations	—	(836)	(836)	—	—	—	—

Total	$1,843,740	$—	$1,843,740	$640,924	$227,535	$4,008,484	$819,798

The following table reconciles segment operating income to income from continuing operations before income taxes and equity in income of affiliate as reported on the Consolidated Statements of Income:

Years Ended September 30,	2011	2010	2009
	(in thousands)
Segment operating income	$748,935	$498,853	$640,924
Income from asset sales	13,903	4,992	5,402
Gain from involuntary conversion of long-lived assets	—	—	541
Corporate general and administrative costs and corporate depreciation	(60,327)	(52,049)	(37,992)

Operating income	702,511	451,796	608,875
Other income (expense)
Interest and dividend income	1,951	1,811	2,755
Interest expense	(17,355)	(17,158)	(13,590)
Gain on sale of investment securities	913	—	—
Other	(953)	1,787	245

Total unallocated amounts	(15,444)	(13,560)	(10,590)

Income from continuing operations before income taxes and equity in income of affiliate	$687,067	$438,236	$598,285

The following table presents revenues from external customers and long-lived assets by country based on the location of service provided:

Years Ended September 30,	2011	2010	2009
	(in thousands)
Revenues
United States	$2,276,118	$1,572,139	$1,613,940
Colombia	74,504	57,533	77,322
Argentina	44,205	55,855	42,087
Ecuador	42,598	52,115	52,250
Other Foreign	106,469	137,520	58,141

Total	$2,543,894	$1,875,162	$1,843,740

Long-Lived Assets
United States	$3,423,185	$2,973,712	$2,879,222
Argentina	78,221	91,322	99,896
Colombia	67,369	59,798	62,942
Ecuador	28,439	27,772	26,022
Other Foreign	79,856	122,416	126,191

Total	$3,677,070	$3,275,020	$3,194,273

Long-lived assets are comprised of property, plant and equipment.

Revenues from one company doing business with the contract drilling business accounted for approximately 12.5 percent of total operating revenues during the years ended September 30, 2011 and 2010 and 10.1 percent of the total operating revenues during the year ended September 30, 2009. Revenues from another company doing business with the contract drilling business accounted for approximately 11.5 percent, 10.6 percent and 12.4 percent of total operating revenues during the years ended September 30, 2011, 2010 and 2009, respectively. Collectively, the receivables from these customers were approximately $95.5 million and $85.1 million at September 30, 2011 and 2010, respectively.